Earnings Per Share Attributable To Shareholders	12 Months Ended
Mar. 31, 2025
Earnings Per Share Attributable To Shareholders [Abstract]
EARNINGS PER SHARE ATTRIBUTABLE TO SHAREHOLDERS

9. EARNINGS PER SHARE ATTRIBUTABLE TO SHAREHOLDERS

The following table sets forth the computation of basic and diluted earnings per share for the fiscal years ended March 31, 2025 and 2024.

	For the fiscal years ended
	March 31,
	2025	2024	2023
Numerator:
Profit attributable to shareholders (US$’000)	898	1,769	1,670
Denominator:
Weighted average number of ordinary shares used in computing net income per share (shares)	11,686,301	11,250,000	11,250,000